THE MAINSTAY FUNDS

51 Madison Avenue

New York, NY 10010

December 21, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:     Form N-14 for MainStay Epoch Global Choice Fund

Dear Sir/Madam:

On behalf of The MainStay Funds (the “Registrant”), we are transmitting for filing with the Securities and Exchange Commission an Information Statement/Prospectus on Form N-14 for MainStay Epoch Global Choice Fund, a series of the Registrant.

Please direct any questions concerning the filing to the undersigned at (201) 685-6221.

Very truly yours,

/s/ Thomas C. Humbert
Thomas C. Humbert
Assistant Secretary